CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	$ (5,436,971)	$ (2,681,787)	$ 15,819,067
Change in Net Unrealized Profits (Losses)	2,861,329	(4,232,518)	(7,550,144)
Net Trading Profits (Losses)	(2,575,642)	(6,914,305)	8,268,923
Futures
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(10,072,531)	(5,440,556)	6,113,212
Change in Net Unrealized Profits (Losses)	666,041	(1,760,191)	(4,736,874)
Net Trading Profits (Losses)	(9,406,490)	(7,200,747)	1,376,338
Futures | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	302,931	(2,820,296)	(5,774,791)
Change in Net Unrealized Profits (Losses)	138,234	(199,915)	(1,538,257)
Net Trading Profits (Losses)	441,165	(3,020,211)	(7,313,048)
Futures | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,658,672)	(3,263,268)	(992,911)
Change in Net Unrealized Profits (Losses)	(83,717)	(232,086)	(1,267,577)
Net Trading Profits (Losses)	(2,742,389)	(3,495,354)	(2,260,488)
Futures | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(2,636,353)	465,650	(4,011,563)
Change in Net Unrealized Profits (Losses)	(156,637)	(37,269)	(536,058)
Net Trading Profits (Losses)	(2,792,990)	428,381	(4,547,621)
Futures | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(7,711,437)	2,717,223	20,886,245
Change in Net Unrealized Profits (Losses)	(416,464)	(1,279,367)	553,178
Net Trading Profits (Losses)	(8,127,901)	1,437,856	21,439,423
Futures | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(88,677)	(2,136,315)	3,345,246
Change in Net Unrealized Profits (Losses)	575,645	(325,359)	(1,501,750)
Net Trading Profits (Losses)	486,968	(2,461,674)	1,843,496
Futures | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	2,719,677	(403,550)	(7,339,014)
Change in Net Unrealized Profits (Losses)	608,980	313,805	(446,410)
Net Trading Profits (Losses)	3,328,657	(89,745)	(7,785,424)
Forwards | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(5,939,318)	(5,225,167)	564,076
Change in Net Unrealized Profits (Losses)	1,989,762	(2,190,759)	(2,901,353)
Net Trading Profits (Losses)	(3,949,556)	(7,415,926)	(2,337,277)
Options
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	10,574,878	7,983,936	9,141,779
Change in Net Unrealized Profits (Losses)	205,526	(281,568)	88,083
Net Trading Profits (Losses)	10,780,404	7,702,368	9,229,862
Options | Agriculture
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(432,986)	(25,197)
Net Trading Profits (Losses)	(432,986)	(25,197)
Options | Currencies
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	2,673,941	1,030,112	3,351,068
Change in Net Unrealized Profits (Losses)	240,288	(185,404)	8,090
Net Trading Profits (Losses)	2,914,229	844,708	3,359,158
Options | Energy
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,022,878	1,006,201	586,225
Change in Net Unrealized Profits (Losses)	(11,183)	21,872
Net Trading Profits (Losses)	1,011,695	1,028,073	586,225
Options | Interest rates
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	6,011,454	4,555,729	3,962,742
Change in Net Unrealized Profits (Losses)	(55,100)	(45,727)	58,130
Net Trading Profits (Losses)	5,956,354	4,510,002	4,020,872
Options | Metals
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	(436,295)	62,913	108,137
Change in Net Unrealized Profits (Losses)	56,144	(56,144)
Net Trading Profits (Losses)	(380,151)	6,769	108,137
Options | Stock indices
Trading profits (losses) of the Partnership's derivatives
Realized Profits (Losses)	1,735,886	1,354,178	1,133,607
Change in Net Unrealized Profits (Losses)	(24,623)	(16,165)	21,863
Net Trading Profits (Losses)	$ 1,711,263	$ 1,338,013	$ 1,155,470